Note 53 - Related-Party Transactions - Balances Arising From Transactions With Entities Of The Group (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties Line Items
Loans and advances to banks	€ 26,261	€ 29,317	€ 31,373
Loans and Advances to customers	387,621	414,165	414,500
Deposits from credit institutions	54,516	68,543	63,501
Customer deposits	376,379	403,362	401,465
Debt certificates, at amortized cost	63,915	81,980	76,375
Financial guarantees given	47,671	49,876	50,540
Contingent Commitments	€ 108,881	€ 135,733	117,573
Disclosure That Related Party Transactions Were Made On Terms Equivalent To Those That Prevail In Arms Length Transactions	As financial institutions, BBVA and other entities in the Group engage in transactions with related parties in the normal course of their business. All of these transactions are not material and are carried out under normal market conditions.	As financial institutions, BBVA and other entities in the Group engage in transactions with related parties in the normal course of their business. All of these transactions are not material and are carried out under normal market conditions.
Associates And Joint Ventures Member [Member]
Disclosure Of Transactions Between Related Parties Line Items
Loans and advances to banks	€ 91	€ 109	69
Loans and Advances to customers	510	710	442
Deposits from credit institutions	5	2	1
Customer deposits	428	449	533
Financial guarantees given	1,254	1,671	1,586
Contingent Commitments	114	28	42
Board Of Directors
Disclosure Of Transactions Between Related Parties Line Items
Loans and Advances to customers		200
Board Of Directors Related Parties [Member]
Disclosure Of Transactions Between Related Parties Line Items
Loans and Advances to customers		10,000
Financial guarantees given	8	1,679	8
Senior Management [Member]
Disclosure Of Transactions Between Related Parties Line Items
Loans and Advances to customers	4,049	6,641	5,573
Financial guarantees given	28		28
Senior Management Related Parties [Member]
Disclosure Of Transactions Between Related Parties Line Items
Loans and Advances to customers	€ 85	€ 113	€ 98